Revenue Recognition	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue Recognition
2.	Revenue Recognition
Disaggregation of Revenue
The following table depicts the disaggregation of revenue by geography, consistent with how we evaluate its financial performance (in thousands):

	Three Months Ended June 30		Six Months Ended June 30,
	2021	2020	2021	2020
United States	$2,195	$5,423	$3,966	$12,086
Rest of World	$—	$2,458	$—	$2,458

Total revenue	$(2,195)	$7,881	$3,966	$14,544

Significant Customers
The following tables summarize our significant customers as of June 30, 2021 and December 31, 2020 and for the three and six months ended June 30, 2021 and 2020:

	Revenue
	Three Months Ended June 30		Six Months Ended June 30,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Customer A	100%	69%	100%	83%
Customer B	—%	31%	—%	17%

	Accounts Receivable
	As of
	June 30, 2021	December 31, 2020
Customer A	81%	33%
Customer B	17%	67%

3.	Revenue Recognition
We satisfy performance obligations at a point in time for the development services since the customers do not simultaneously receive and consume the benefits, we do not create or enhance an asset that the customer controls, and we do not have an enforceable right to payment for the performance completed to date. The contracts also contain substantive acceptance terms for each milestone due to its complexity. Revenue is recognized at the time the related performance obligation is satisfied with the transfer of a promised good or service to a customer, e.g., upon achievement of the milestone and acceptance by the customer.
Disaggregation of Revenue and Revenue Recognition
The following table depicts the disaggregation of revenue by geography, consistent with how we evaluate its financial performance (in thousands):

	December 31,
	2020	2019
United States	$17,037	$13,783
Rest of World	5,306	6,709

Total revenue	$22,343	$20,492

Significant Customers
The following is our significant customers as of and for the years ended December 31, 2020 and 2019:

	Revenue		Accounts receivable
	December 31,		December 31,
	2020	2019	2021	2020
Customer A	76%	67%	33%	55%
Customer B	24%	33%	67%	45%